INTERESTS IN JOINT ARRANGEMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 06, 2017	Dec. 31, 2015
Current Assets	$ 3,441,160	$ 2,770,363
Non-current Assets	11,152,588	11,224,237	$ 11,283,821
Total Joint Arrangement Assets	14,593,748	13,994,600	14,006,181
Current Liabilities	1,579,764	1,399,394
Non-current Liabilities	5,675,013	5,478,313
Equity	7,338,971	7,116,893	6,999,283	$ (49,415)	$ 6,646,445
Total Joint Arrangement Liabilities	14,593,748	13,994,600
Income	5,954,833	5,238,341	4,761,385
Joint Arrangement Net Income (Loss)	726,759	270,352	217,577
Other comprehensive income	(174,441)	24,023	226,188
Comprehensive income	552,318	294,375	$ 443,765
Dividends	(11,307)	(8,586)
Unilin Arauco Pisos Ltda. [Member]
Current Assets	6,165	7,270
Non-current Assets	4,574	5,535
Total Joint Arrangement Assets	10,739	12,805
Investment Assets	3,556	4,158
Current Liabilities	3,591	4,461
Non-current Liabilities	37	28
Equity	7,111	8,316
Total Joint Arrangement Liabilities	10,739	12,805
Income	16,984	17,910
Expenses	(16,881)	(18,736)
Joint Arrangement Net Income (Loss)	103	(826)
Other comprehensive income	0	0
Comprehensive income	103	(826)
Dividends	0	0
Eka Chile S.A [Member]
Current Assets	19,840	18,876
Non-current Assets	32,363	32,040
Total Joint Arrangement Assets	52,203	50,916
Investment Assets	21,341	20,237
Current Liabilities	4,443	5,388
Non-current Liabilities	5,078	5,054
Equity	42,682	40,474
Total Joint Arrangement Liabilities	52,203	50,916
Income	47,798	43,678
Expenses	(44,490)	(40,111)
Joint Arrangement Net Income (Loss)	3,308	3,567
Other comprehensive income	0	0
Comprehensive income	3,308	3,567
Dividends	550	0
Sonae Arauco S.A. [Member]
Current Assets	272,030	265,578
Non-current Assets	655,856	664,689
Total Joint Arrangement Assets	927,886	930,267
Net assets	146,762	151,920
Net asset adjustment (Goodwill)	30,786	33,491
Investment Assets	177,548	185,411
Current Liabilities	221,393	235,676
Non-current Liabilities	351,397	323,770
Equity	355,096	370,821
Total Joint Arrangement Liabilities	927,886	930,267
Income	1,057,535	976,936
Expenses	(1,032,435)	(954,979)
Joint Arrangement Net Income (Loss)	25,100	21,957
Other comprehensive income	0	0
Comprehensive income	25,100	21,957
Dividends	$ 7,480	$ 0